Quarterly Report
April 30, 2022
MFS®  Intrinsic Value Fund
UIV-Q3

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 1.2%
Honeywell International, Inc.	144	$27,865
Alcoholic Beverages – 2.4%
Diageo PLC	591	$29,287
Pernod Ricard S.A.	128	26,373
		$55,660
Apparel Manufacturers – 2.2%
LVMH Moet Hennessy Louis Vuitton SE	28	$17,917
NIKE, Inc., “B”	268	33,420
		$51,337
Brokerage & Asset Managers – 4.2%
Charles Schwab Corp.	906	$60,095
CME Group, Inc.	122	26,760
NASDAQ, Inc.	84	13,219
		$100,074
Business Services – 5.3%
Accenture PLC, “A”	138	$41,450
Equifax, Inc.	157	31,953
Ferguson PLC	115	14,503
Ferguson PLC	35	4,365
LiveRamp Holdings, Inc. (a)	133	4,165
Verisk Analytics, Inc., “A”	136	27,751
		$124,187
Chemicals – 0.5%
Givaudan S.A.	3	$11,921
Computer Software – 16.1%
Adobe Systems, Inc. (a)	109	$43,158
Altair Engineering, Inc., “A” (a)	339	18,414
ANSYS, Inc. (a)	126	34,737
Autodesk, Inc. (a)	117	22,146
Cadence Design Systems, Inc. (a)	410	61,848
Microsoft Corp.	330	91,582
PTC, Inc. (a)	89	10,165
Salesforce, Inc. (a)	220	38,707
Synopsys, Inc. (a)	163	46,747
Zendesk, Inc. (a)	94	11,472
		$378,976
Computer Software - Systems – 1.8%
TransUnion	246	$21,530
Workday, Inc. (a)	100	20,670
		$42,200
Construction – 8.6%
Martin Marietta Materials, Inc.	96	$34,005
Otis Worldwide Corp.	725	52,809
Sherwin-Williams Co.	97	26,671
Simpson Manufacturing Co., Inc.	114	11,818
Vulcan Materials Co.	298	51,343
Watsco, Inc.	94	25,077
		$201,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.9%
Colgate-Palmolive Co.	1,129	$86,989
Estee Lauder Cos., Inc., “A”	112	29,575
		$116,564
Electrical Equipment – 4.3%
Johnson Controls International PLC	489	$29,276
Pentair PLC	203	10,302
Rockwell Automation, Inc.	200	50,534
TE Connectivity Ltd.	98	12,229
		$102,341
Electronics – 9.2%
Analog Devices, Inc.	303	$46,777
Applied Materials, Inc.	189	20,856
KLA Corp.	53	16,921
Lam Research Corp.	53	24,685
Micron Technology, Inc.	173	11,797
Novanta, Inc. (a)	82	10,553
Power Integrations, Inc.	68	5,440
Semtech Corp. (a)	71	4,232
Silicon Laboratories, Inc. (a)	126	16,999
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	239	22,210
Texas Instruments, Inc.	216	36,774
		$217,244
General Merchandise – 2.4%
Costco Wholesale Corp.	108	$57,426
Insurance – 4.9%
Aon PLC	165	$47,518
Arthur J. Gallagher & Co.	200	33,698
Marsh & McLennan Cos., Inc.	218	35,251
		$116,467
Internet – 1.0%
Alphabet, Inc., “A” (a)	10	$22,822
Leisure & Toys – 1.5%
Activision Blizzard, Inc.	215	$16,254
Electronic Arts, Inc.	113	13,340
Take-Two Interactive Software, Inc. (a)	56	6,692
		$36,286
Machinery & Tools – 9.2%
Fastenal Co.	370	$20,465
Graco, Inc.	387	24,002
IDEX Corp.	181	34,357
Ingersoll Rand, Inc.	396	17,408
MSA Safety Inc.	109	13,155
Nordson Corp.	152	32,785
RBC Bearings, Inc. (a)	68	11,448
Trane Technologies PLC	153	21,403
Watts Water Technologies, “A”	320	40,787
		$215,810
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	81	$18,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 5.8%
Agilent Technologies, Inc.	372	$44,368
Bio-Techne Corp.	25	9,492
Bruker BioSciences Corp.	641	36,851
Danaher Corp.	137	34,405
Maravai Lifesciences Holdings, Inc., “A” (a)	405	12,446
		$137,562
Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	142	$51,600
Moody's Corp.	178	56,333
S&P Global, Inc.	112	42,168
		$150,101
Precious Metals & Minerals – 3.8%
Agnico Eagle Mines Ltd.	64	$3,726
Franco-Nevada Corp.	239	36,144
Royal Gold, Inc.	226	29,489
Wheaton Precious Metals Corp.	435	19,497
		$88,856
Specialty Chemicals – 0.5%
RPM International, Inc.	135	$11,192
Specialty Stores – 0.9%
Amazon.com, Inc. (a)	9	$22,371
Total Common Stocks		$2,307,308
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 0.28% (v)	66,403	$66,403

Other Assets, Less Liabilities – (0.7)%		(15,375)
Net Assets – 100.0%		$2,358,336
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $66,403 and $2,307,308, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,103,042	$—	$—	$2,103,042
Canada	59,367	—	—	59,367
United Kingdom	4,365	43,790	—	48,155
France	—	44,290	—	44,290
Taiwan	22,210	—	—	22,210
Ireland	18,323	—	—	18,323
Switzerland	—	11,921	—	11,921
Mutual Funds	66,403	—	—	66,403
Total	$2,273,710	$100,001	$—	$2,373,711
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$380,311	$313,908	$—	$—	$66,403
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.